Income Taxes - Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
U.S. federal, Current	$ 4,952	$ 4,174	$ 9,518
State and local, Current	2,615	2,706	2,681
Foreign, Current	1,592	1,546	1,500
Total Current	9,159	8,426	13,699
U.S. federal, Deferred	435	359	(935)
State and local, Deferred	(123)	(170)	(6)
Foreign, Deferred	1,226	615	598
Total, Deferred	1,538	804	(343)
U.S. federal, Total	5,387	4,533	8,583
State and local, Total	2,492	2,536	2,675
Foreign, Total	2,818	2,161	2,098
Income tax expense	10,697	9,230	13,356
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax [Line Items]
U.S. federal, Current	4,952	4,174	9,518
State and local, Current	2,615	2,706	2,681
Foreign, Current	1,592	1,546	1,500
Total Current	9,159	8,426	13,699
U.S. federal, Deferred	435	359	(935)
State and local, Deferred	(123)	(170)	(6)
Foreign, Deferred	1,226	615	598
Total, Deferred	1,538	804	(343)
U.S. federal, Total	5,387	4,533	8,583
State and local, Total	2,492	2,536	2,675
Foreign, Total	2,818	2,161	2,098
Income tax expense	$ 10,697	$ 9,230	$ 13,356